Share-based Compensation - Schedule of restricted share units activity (Details) - Restricted Share Units ("RSUs") share-based compensation	12 Months Ended
	Jul. 31, 2022 Share $ / shares	Jul. 31, 2021 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance | Share	550,832	587,108
Opening balance, value of units	$ 7.91	$ 8.41
Granted | Share	1,517,236	24,008
Granted, value of units	$ 1.74
Replacement units issued on acquisition | Share	0	223,506
Replacement units issued on acquisition, value of units	$ 0	$ 8.61
Exercised - equity settled | Share	0	(223,506)
Exercised - equity settled, value of units	$ 0	$ 8.61
Exercised - cash settled | Share	0	(25,483)
Exercised - cash settled, value of units	$ 0
Forfeited | Share	(34,801)	(34,801)
Forfeited, value of units	$ 3.3	$ 11.76
Closing balance | Share	2,033,267	550,832
Closing balance, Value of units	$ 3.24	$ 7.91
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, value of units		3.17
Exercised - cash settled, value of units		5.62
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, value of units		7.17
Exercised - cash settled, value of units		$ 8.6